Consolidated Statements of Financial Position ₪ in Millions, $ in Millions		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Assets
Cash and cash equivalents | ₪			₪ 1,006	₪ 1,202
Current investments, including derivatives | ₪			473	404
Trade receivables | ₪	[1]		1,142	1,152
Current tax assets | ₪			3	11
Other receivables | ₪			69	84
Inventory | ₪			66	94
Total current assets | ₪			2,759	2,947
Trade and other receivables | ₪			782	852
Property, plant and equipment, net | ₪			1,432	1,652
Intangible assets and others, net | ₪			1,294	1,298
Investments in equity accounted investees | ₪			150
Right-of-use assets, net | ₪			745
Total non- current assets | ₪			4,403	3,802
Total assets | ₪			7,162	6,749
Liabilities
Current maturities of debentures and of loans from financial institutions | ₪			509	620
Current taxation liabilities | ₪			6
Current maturities of lease liabilities | ₪			226
Trade payables and accrued expenses | ₪			687	696
Provisions | ₪			99	105
Other payables, including derivatives | ₪			299	257
Total current liabilities | ₪			1,826	1,678
Long-term loans from financial institutions | ₪			300	334
Debentures | ₪			2,511	2,911
Long-term lease liabilities | ₪			533
Provisions | ₪			22	20
Other long-term liabilities | ₪			4	16
Liability for employee rights upon retirement, net | ₪			19	14
Deferred tax liabilities | ₪			60	99
Total non- current liabilities | ₪			3,449	3,394
Total liabilities | ₪			5,275	5,072
Equity attributable to owners of the Company
Share capital | ₪			2	1
Share premium | ₪			623	325
Receipts on account of share options | ₪			24	10
Retained earnings | ₪			1,236	1,339
Non-controlling interests | ₪			2	2
Total equity | ₪			1,887	1,677
Total liabilities and equity | ₪			₪ 7,162	₪ 6,749
Convenience translation into U.S. dollar [Member]
Assets
Cash and cash equivalents | $		$ 291
Current investments, including derivatives | $		137
Trade receivables | $		330
Current tax assets | $		1
Other receivables | $		20
Inventory | $		19
Total current assets | $		798
Trade and other receivables | $		227
Property, plant and equipment, net | $		414
Intangible assets and others, net | $		374
Investments in equity accounted investees | $		43
Right-of-use assets, net | $		216
Total non- current assets | $		1,274
Total assets | $		2,072
Liabilities
Current maturities of debentures and of loans from financial institutions | $		147
Current taxation liabilities | $		2
Current maturities of lease liabilities | $		65
Trade payables and accrued expenses | $		199
Provisions | $		29
Other payables, including derivatives | $		86
Total current liabilities | $		528
Long-term loans from financial institutions | $		87
Debentures | $		727
Long-term lease liabilities | $		154
Provisions | $		6
Other long-term liabilities | $		1
Liability for employee rights upon retirement, net | $		5
Deferred tax liabilities | $		17
Total non- current liabilities | $		997
Total liabilities | $		1,525
Equity attributable to owners of the Company
Share capital | $		1
Share premium | $		180
Receipts on account of share options | $		7
Retained earnings | $		358
Non-controlling interests | $		1
Total equity | $		547
Total liabilities and equity | $		$ 2,072

[1]	Net of allowance for doubtful debts.